Summary Of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2015
Summary of Significant Accounting Policies [Abstract]
Navios Maritime Midstream Partners L.P. and Subsidiaries

Company name	Vessel name	Country of incorporation	2015	2014
Navios Maritime Midstream Operating LLC	N/A	Marshall Islands	1/1-6/30	—
Navios Maritime Midstream Partners L.P.	N/A	Marshall Islands	1/1-6/30	—
Navios Maritime Midstream Finance (US) Inc.	Co-Borrower	Delaware	6/4-6/30	—
Shinyo Kannika Limited	Shinyo Kannika	Hong Kong	1/1-6/30	1/1-6/30
Shinyo Ocean Limited	Shinyo Ocean	Hong Kong	1/1-6/30	1/1-6/30
Shinyo Saowalak Limited	Shinyo Saowalak	British Virgin Is.	1/1-6/30	1/1-6/30
Shinyo Kieran Limited	Shinyo Kieran	British Virgin Is.	1/1-6/30	1/1-6/30
Shinyo Dream Limited	C. Dream	Hong Kong	6/18-6/30	—
Sikinos Shipping Corporation	Nave Celeste	Marshall Islands	6/18-6/30	—